Group Organization and Basis of Presentation of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Description of accounting policies and methods of computation followed in interim financial statements [text block] [Abstract]
Disclosure of operating segments [text block]
	December 31, 2020	December 31, 2019	December 31, 2018
Current assets	1,458,319	-	-
Non-current assets	-	-	-
Total assets	1,458,319	-	-

Current liabilities	652,416	-	-
Total liabilities	652,416	-	-
	Year ended December 31,
	2020	2019	2018
Total revenues	1,335,374	-	-
Net loss	(19,598)	-	-
Net cash outflow from operating activities	(443,211)	-	-
Net cash inflow from investing activities	-	-	-
Net cash inflow from financing activities	624,647	-	-
Net increase in cash and cash equivalents	181,437	-	-
Foreign currency exchange effect	20,073	-	-
Cash and cash equivalents, beginning of the year	558,149	-	-
Cash and cash equivalents, end of the year	759,659	-	-